13. INTANGIBLE ASSETS (Details 2)	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Apreciation (devaluation) before	1.00%
Apreciation (devaluation) variations	0.00%
Apreciation (devaluation) after	(1.00%)
BRAZIL [member]
Disclosure of detailed information about intangible assets [line items]
WACC,before	14.22%
WACC, variations	13.22%
WACC, after	12.22%
EBIT MARGIN, before	13.76%
EBIT MARGIN, variation	12.76%
EBIT MARGIN,after	11.76%
International [member]
Disclosure of detailed information about intangible assets [line items]
WACC,before	12.21%
WACC, variations	11.21%
WACC, after	10.21%
EBIT MARGIN, before	11.77%
EBIT MARGIN, variation	10.77%
EBIT MARGIN,after	9.77%